Subsidiaries (Schedule of Consideration Transferred) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Jan. 22, 2016
Disclosure of subsidiaries [line items]
Total consideration transferred	$ (3,280)
Estrella Cooperatief BA [Member]
Disclosure of subsidiaries [line items]
Cash consideration		$ 242,536
Deferred payment		23,750
Total consideration transferred		266,286
Cash and cash equivalent acquired		(60,227)
Total		$ 206,059